Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 800,154	$ 953,654
Trade and other receivables	84,334	45,766
Inventories	12,839	7,540
Other current assets	37,005	35,535
Total current assets	934,332	1,042,495
Lease right-of-use assets, net	20,973	25,539
Property and equipment, net	19,491	16,456
Intangible assets, net	311,450	409,568
Goodwill	1,350,645	2,104,368
Other long-term assets	31,540	21,400
Deferred tax assets	301	154
Total assets	2,668,732	3,619,980
Current liabilities
Accounts payable and accrued liabilities	68,827	78,307
Lease liabilities	6,617	7,633
Income taxes payable	6,919	6,718
Deferred revenue	68,094	65,194
Total current liabilities	150,457	157,852
Deferred revenue	1,226	2,121
Lease liabilities	18,574	23,037
Long-term debt	0	29,841
Accrued payroll taxes on share-based compensation	1,026	1,007
Deferred tax liabilities	0	6,833
Total liabilities	171,283	220,691
Shareholders’ equity
Share capital	4,298,683	4,199,025
Additional paid-in capital	198,022	123,777
Accumulated other comprehensive income (loss)	(3,057)	2,677
Accumulated deficit	(1,996,199)	(926,190)
Total shareholders’ equity	2,497,449	3,399,289
Total liabilities and shareholders’ equity	2,668,732	3,619,980
Commitments and contingencies